UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

   /s/ Thomas J Curran     Albany, NY     April 09, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $105,459 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      250     4754 SH       SOLE                     4754        0        0
AIR PRODS & CHEMS INC          COM              009158106      215     2907 SH       SOLE                     2907        0        0
BECTON DICKINSON & CO          COM              075887109     4254    54037 SH       SOLE                    47282        0     6755
BHP BILLITON LTD               SPONSORED ADR    088606108      219     2731 SH       SOLE                     2731        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     4261    76288 SH       SOLE                    67033        0     9255
CISCO SYS INC                  COM              17275r102     5463   209882 SH       SOLE                   182262        0    27620
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5936   116436 SH       SOLE                   100611        0    15825
COLGATE PALMOLIVE CO           COM              194162103     4148    48650 SH       SOLE                    48155        0      495
EXXON MOBIL CORP               COM              30231g102      886    13235 SH       SOLE                     1844        0    11391
GENERAL DYNAMICS CORP          COM              369550108      320     4140 SH       SOLE                      185        0     3955
GOOGLE INC                     CL A             38259p508     4855     8560 SH       SOLE                     7338        0     1222
ISHARES TR INDEX               DJ US INDUSTRL   464287754      220     3780 SH       SOLE                     3780        0        0
ISHARES TR INDEX               S&P500 GRW       464287309     3474    57985 SH       SOLE                    56970        0     1015
JOHNSON & JOHNSON              COM              478160104     3783    58025 SH       SOLE                    57445        0      580
MASTERCARD INC                 CL A             57636q104     4521    17798 SH       SOLE                    15956        0     1842
NOVO-NORDISK A S               ADR              670100205     5067    65708 SH       SOLE                    57628        0     8080
ORACLE CORP                    COM              68389x105     4940   192152 SH       SOLE                   165958        0    26194
PEPSICO INC                    COM              713448108     4722    71368 SH       SOLE                    62138        0     9230
PRAXAIR INC                    COM              74005p104     4678    56357 SH       SOLE                    48457        0     7900
PRICELINE COM INC              COM NEW          741503403     4384    17193 SH       SOLE                    15435        0     1758
PROCTER & GAMBLE CO            COM              742718109      432     6826 SH       SOLE                     2214        0     4612
SAP AG                         SPON ADR         803054204     4422    91802 SH       SOLE                    81372        0    10430
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    11706   733919 SH       SOLE                   634734        0    99185
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462f103     2979    25461 SH       SOLE                    25461        0        0
STRYKER CORP                   COM              863667101     5167    90307 SH       SOLE                    80237        0    10070
SUNCOR ENERGY INC NEW          COM              867224107     5070   155807 SH       SOLE                   134227        0    21580
WAL MART STORES INC            COM              931142103     3948    71000 SH       SOLE                    63555        0     7445
WALGREEN CO                    COM              931422109     4221   113814 SH       SOLE                   104444        0     9370
ZIMMER HLDGS INC               COM              98956p102      918    15505 SH       SOLE                     1705        0    13800